Appendix 7 Details of Due Dates of Payments to Suppliers - Summary of Details of Due Dates of Payments to Suppliers (Detail) - CLP ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Details Of Due Dates Of Payments To Suppliers [Line Items]
Current, Trade payable	$ 94,132,901	$ 90,386,018
Details Of Due Dates Of Payments To Suppliers
Details Of Due Dates Of Payments To Suppliers [Line Items]
Current, Trade payable	94,132,901	90,386,018
Details Of Due Dates Of Payments To Suppliers | Services
Details Of Due Dates Of Payments To Suppliers [Line Items]
Current, Trade payable	94,132,901	90,386,018
Details Of Due Dates Of Payments To Suppliers | Up To Thirty Days
Details Of Due Dates Of Payments To Suppliers [Line Items]
Current, Trade payable	94,132,901	90,386,018
Details Of Due Dates Of Payments To Suppliers | Up To Thirty Days | Services
Details Of Due Dates Of Payments To Suppliers [Line Items]
Current, Trade payable	$ 94,132,901	$ 90,386,018